Intangible Assets, Net (Summary of intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Intangible Assets [Line Items]
Total gross value	¥ 33,816	$ 4,871	¥ 31,953
Less: accumulated amortization	(20,432)	(2,943)	(15,727)
impairment	(3,909)	(563)	(3,822)
Net book value	9,475	1,365	12,404
Software [Member]
Intangible Assets [Line Items]
Total gross value	22,786	3,282	20,923
Operating rights for licensed games [Member]
Intangible Assets [Line Items]
Total gross value	10,976	1,581	10,976
Domain name [Member]
Intangible Assets [Line Items]
Total gross value	¥ 54	$ 8	¥ 54